Changes in assets and liabilities arising from financing activities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in assets and liabilities arising from financing activities [Line Items]
Lease liabilities recognized at the beginning of 2019	[1]	₩ 536,842
Assets | Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1		7,477	₩ 3,966
Changes from cash flows		0	(5,845)
Amortization of discount on borrowings and debentures		0	0
Changes in foreign currency exchange rate		0	0
Others		47,020	9,356
Business combination(Note 50)		0
Balance at December 31		54,497	7,477
Liabilities
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1		93,138,297	79,077,675
Lease liabilities recognized at the beginning of 2019		536,842
Changes from cash flows		15,927,622	13,552,822
Amortization of discount on borrowings and debentures		422,135	516,985
Changes in foreign currency exchange rate		456,157	1,184,789
Others		920,311	(1,193,974)
Business combination(Note 50)		32,587
Balance at December 31		111,433,951	93,138,297
Liabilities | Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1		84,579	146,278
Changes from cash flows		(21,958)	(12,002)
Amortization of discount on borrowings and debentures		0	0
Changes in foreign currency exchange rate		0	0
Others		(13,946)	(49,697)
Business combination(Note 50)		0
Balance at December 31		48,675	84,579
Liabilities | Borrowings
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1		29,818,542	27,586,610
Changes from cash flows		5,017,269	1,772,203
Amortization of discount on borrowings and debentures		58,320	181,050
Changes in foreign currency exchange rate		173,623	955,512
Others		(204,598)	(676,833)
Business combination(Note 50)		0
Balance at December 31		34,863,156	29,818,542
Liabilities | Debentures
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1		63,227,699	51,340,821
Changes from cash flows		11,201,673	11,798,466
Amortization of discount on borrowings and debentures		352,524	335,935
Changes in foreign currency exchange rate		282,534	229,277
Others		298,934	(476,800)
Business combination(Note 50)		0
Balance at December 31		75,363,364	63,227,699
Liabilities | Lease liabilities
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1		0
Lease liabilities recognized at the beginning of 2019		536,842
Changes from cash flows		(269,362)
Amortization of discount on borrowings and debentures		11,291
Changes in foreign currency exchange rate		0
Others		792,901
Business combination(Note 50)		32,587
Balance at December 31		₩ 1,104,259	₩ 0

[1]	Right-of-use assets were measured by adjusting the amount of prepaid or unpaid lease payments in relation to leases recognized in the consolidated statement of financial position at the same amount as the lease liability. As a result, property, plant and equipment increased by W573,823 million at the beginning of 2019, and prepaid expense, unearned revenue and accrued expenses decreased by W42,196 million, W5,197 million and W17 million, respectively.